Annual Fund Operating Expenses - Class A, C, I Shares - Salient MLP & Energy Infrastructure Fund	May 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[1]
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.55%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%	[1]
Expenses (as a percentage of Assets)	2.35%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	2.30%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.40%	[1]
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.30%

[1]	Other Expenses include expenses related specifically to each class, such as administrative services fees.
[2]
Under the Expense Limitation Agreement, Salient Capital Advisors, LLC (“Salient Capital” or the “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage costs, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on April 30, 2022, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Expense Limitation Agreement may not be terminated by the Fund’s investment advisor prior to April 30, 2022 and may only be modified or terminated by a majority vote of the Independent Trustees. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.